Summary of Changes in Stock Options (Details)	2 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2022 shares $ / shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options outstanding, Beginning Balance	7,590,000	7,640,000	11,900,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.12	$ 0.12	$ 0.11
Number of options outstanding, Granted			450,000
Weighted average exercise price, Granted | $ / shares			$ 0.32
Number of options outstanding, Exercised	(146,250)	(50,000)	(3,910,000)
Weighted average exercise price, Exercised | $ / shares		$ 0.08	$ 0.11
Number of options outstanding, Exercised			(150,000)
Weighted average exercise price, Expired | $ / shares			$ 0.18
Number of options outstanding, Cancelled			(650,000)
Weighted average exercise price, Cancelled | $ / shares			$ 0.16
Number of options outstanding, Exercised	146,250	50,000	3,910,000
Number of options outstanding, Ending Balance		7,590,000	7,640,000
Weighted average exercise price, Ending Balance | $ / shares		$ 0.12	$ 0.12